Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Schedule of revenues under each performance
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Hosted services	$4,878	$3,170	$12,672	$9,680
Professional services	694	591	2,644	5,329
Monetization	225	267	652	1,037
Licensing	5,389	—	5,660	—
Total	$11,186	$4,028	$21,628	$16,046

	December 31,
	2021	2020
Hosted services	$12,764	$8,563
Professional services	7,142	3,080
Monetization	1,291	1,374
Total	$21,197	$13,017

Schedule of disaggregates revenue by geographic location
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
United States	$2,654	$1,283	$5,901	$3,586
Japan	925	921	2,775	2,875
Germany	1,070	817	2,897	7,034
France	650	506	2,947	899
Korea	5,751	320	6,403	1,180
Other	136	181	705	472
Total	$11,186	$4,028	$21,628	$16,046

	December 31,
	2021	2020
Germany	$7,526	$3,339
United States	5,117	3,538
Japan	3,797	3,496
Korea	1,373	1,855
France	2,616	618
Other	768	171
Total	$21,197	$13,017

Schedule of revenue recognition pattern
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Over time revenue	$5,251	$3,611	$13,852	$10,513
Point-in-time	5,935	417	7,776	5,533
Total	$11,186	$4,028	$21,628	$16,046

	December 31,
	2021	2020
Over time revenue	$15,210	$10,757
Point-in-time	5,987	2,260
Total	$21,197	$13,017

Schedule of service
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Product royalties	$10,265	$3,380	$19,534	$13,833
Service subscriptions	696	381	1,442	1,176
Monetization	225	267	652	1,037
Total	$11,186	$4,028	$21,628	$16,046

	December 31,
	2021	2020
Product Royalties	$18,356	$10,372
Service Subscriptions	1,550	1,271
Monetization	1,291	1,374
Total	$21,197	$13,017